Receivables - Aging analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables [Line Items]
Current trade receivables	€ 3,513	€ 3,546
Current
Receivables [Line Items]
Current trade receivables	3,154	3,132
Overdue 1-30 days
Receivables [Line Items]
Current trade receivables	141	117
Overdue 31-180 days
Receivables [Line Items]
Current trade receivables	194	234
Overdue more than 180 days
Receivables [Line Items]
Current trade receivables	€ 24	€ 63